Note 24 - Operating Segments (Details Textual) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) oz	Jun. 30, 2023 USD ($) oz
Statement Line Items [Line Items]
Revenue	$ 50,107	$ 37,031	$ 88,635	$ 66,466
Fidelity Printers [member]
Statement Line Items [Line Items]
Revenue			24,749	48,728
AEG [member]
Statement Line Items [Line Items]
Receipts from sales of goods and rendering of services			$ 63,886	$ 17,738
Mass of gold sold (Ounce) | oz			29,539	9,083